Supplement dated December 17, 2012
to the KKR Alternative High Yield Fund
Prospectus dated October 22, 2012

Investor Class Shares
KHYZX

Institutional Class Shares
KHYLX

KKR Class Shares
KHYKX

KKR Alternative High Yield Fund

Effective December 17, 2012, Frederick M. Goltz will no longer serve as a portfolio manager of KKR Alternative High Yield Fund. As a result, effective December 17, 2012, all references to Mr. Goltz will be deleted from the Prospectus.

Please retain this supplement for future reference.

Supplement dated December 17, 2012 to the
KKR Series Trust Statement of Additional Information
dated October 22, 2012, as amended November 19, 2012

KKR SERIES TRUST

Investor Class Shares
KHYZX

Institutional Class Shares
KHYLX

KKR Class Shares
KHYKX

KKR Alternative High Yield Fund

Effective December 17, 2012, Frederick M. Goltz will no longer serve as a portfolio manager of KKR Alternative High Yield Fund. As a result, effective December 17, 2012, all references to Mr. Goltz will be deleted from the Statement of Additional Information.

Please retain this supplement for future reference.